Expenses from Continuing Operations - Schedule of Finance Expenses (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Finance expenses
GEM payable (note 9)	$ (8,714,110)	$ (578,611)
GEM payable – Interest (note 9)	(176,438)	763,730
Interest expense – leased assets	(1,140)	(1,549)
Fees associated with loan facility (note 19)	(15,249)
Interest expenses – loan with related party (note 18)		(2,295)
Bank fees and other finance expenses	(49,258)	(23,636)
Total finance expenses	(14,717,395)	157,639
PIPE brokers [Member]
Finance expenses
Issue warrants to PIPE brokers (note 14)	(3,661,200)
PIPE Investors [Member]
Finance expenses
Issue of warrants liability to PIPE investors (note 11(b))	$ (2,100,000)